Financial Assets and Liabilities - Investments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Marketable debt securities
Disclosure of financial assets [line items]
Amortized Cost	$ 73,947	$ 314,896
Unrealized Gains	0	731
Unrealized Losses	(653)	(26)
Fair Value	73,294	315,601
Marketable debt securities | U.S. treasury securities
Disclosure of financial assets [line items]
Amortized Cost	70,947	209,567
Unrealized Gains	0	407
Unrealized Losses	(653)	(26)
Fair Value	70,294	209,948
Marketable debt securities | Agency securities
Disclosure of financial assets [line items]
Amortized Cost		5,750
Unrealized Gains		2
Unrealized Losses		0
Fair Value		5,752
Marketable debt securities | Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Amortized Cost	3,000	9,253
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	3,000	9,253
Marketable debt securities | Corporate debt securities
Disclosure of financial assets [line items]
Amortized Cost		87,626
Unrealized Gains		322
Unrealized Losses		0
Fair Value		87,948
Marketable debt securities | Municipal securities
Disclosure of financial assets [line items]
Amortized Cost		2,700
Unrealized Gains		0
Unrealized Losses		0
Fair Value		2,700
Equity investments
Disclosure of financial assets [line items]
Amortized Cost	135,938	24,270
Unrealized Gains	27,226	100,139
Unrealized Losses	(4,100)	(2,250)
Fair Value	159,064	122,159
Equity investments | Marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	10,270	10,270
Unrealized Gains	20,531	100,139
Unrealized Losses	0	0
Fair Value	30,801	110,409
Equity investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	120,300	12,000
Unrealized Gains	6,695	0
Unrealized Losses	0	(250)
Fair Value	126,995	11,750
Equity investments | Non-marketable debt securities
Disclosure of financial assets [line items]
Amortized Cost	5,368	2,000
Unrealized Gains	0	0
Unrealized Losses	(4,100)	(2,000)
Fair Value	$ 1,268	$ 0